Registration No.  333-09355
                                                     Registration No.  811-07743

       As filed with the Securities and Exchange Commission on November 29, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

          Pre-Effective Amendment No.                                  [ ]
                                       ----

          Post-Effective Amendment No.  11                             [X]
                                       ----

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

          Amendment No.  12
                        ----

                        (Check appropriate box or boxes)

                           THE ROCKLAND FUNDS TRUST
          --------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

          1235 Westlakes Drive, Suite 280, Berwyn, PA     19312
          --------------------------------------------------------
          (Address of Principal Executive Offices)      (Zip Code)

                                (610) 540-1300
          --------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

               RICHARD H. GOULD, GOULD INVESTMENT PARTNERS LLC
              1235 WESTLAKES DRIVE, SUITE 280, BERWYN, PA  19312
          --------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                With Copies to:
                                ---------------
                            MICHAEL P. O'HARE, ESQ.
                     Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

     [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ]     on (date) pursuant to paragraph (b) of Rule 485

     [X]     60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]     on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485

     [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        (GOULD INVESTMENT PARTNERS LOGO)


                                   PROSPECTUS


                                JANUARY 28, 2005


                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND


                        (GOULD INVESTMENT PARTNERS LOGO)


                                   PROSPECTUS


                                January 28, 2005


                       THE ROCKLAND SMALL CAP GROWTH FUND
                                  a Series of

                            The Rockland Funds Trust

                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701

                           Telephone:  1-800-497-3933


                         GOULD INVESTMENT PARTNERS LLC
                               Investment Advisor


                         Website:  www.rocklandfund.com


The investment objective of The Rockland Small Cap Growth Fund is to seek capital appreciation. The Fund will, under normal market conditions, invest at least 80% of its net assets in small capitalization companies. The Fund's investment advisor, GOULD INVESTMENT PARTNERS LLC emphasizes domestic companies whose growth potential, in the opinion of the advisor, has been overlooked by Wall Street analysts.


    Please read this Prospectus carefully and keep it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              TABLE OF CONTENTS


                                                                    PAGE NO.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS                               1
FUND PERFORMANCE                                                         2
FUND FEES AND EXPENSES                                                   3
IMPLEMENTATION OF INVESTMENT OBJECTIVE                                   4
FUND MANAGEMENT                                                          5
CUSTODIAN, TRANSFER AGENT, ADMINISTRATOR AND FUND ACCOUNTANT             5
DISTRIBUTOR                                                              5
HOW TO PURCHASE FUND SHARES                                              6
HOW TO REDEEM SHARES                                                     8
VALUATION OF FUND SHARES                                                 9
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT                10
FINANCIAL HIGHLIGHTS OF THE FUND                                        11
ADDITIONAL INFORMATION                                                  13


                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

  The investment objective of the Fund is to seek capital appreciation.

INVESTMENT ADVISOR


  Gould Investment Partners LLC ("GIP") is the investment advisor to the Fund. GIP was organized in 2004 and acts as the investment advisor to individual and institutional clients with investment portfolios of approximately $_____ million.


PRINCIPAL INVESTMENT STRATEGIES

  Under normal market conditions, the Fund invests at least 80% of its net assets in small capitalization companies. Small capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) ranging from $100 million to $2 billion at time of purchase.


  In managing the Fund's portfolio, GIP seeks to make investments in growth stocks with an emphasis on those domestic companies whose growth potential, in GIP's opinion, has been overlooked by Wall Street analysts. GIP's general approach is to take advantage of investment and trading opportunities that investors might not otherwise have the time, expertise or inclination to exploit themselves.



  When making investment decisions, GIP evaluates the fundamental and technical prospects for a company using information and analyses from numerous sources. GIP evaluates a company's sales and earnings growth; earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity; to determine whether the security has the growth potential suitable for the Fund. The Fund buys securities GIP believes possess earnings prospects that have been underestimated by Wall Street analysts. The Fund typically sells a security when it shows deteriorating fundamentals or its earnings fall short of GIP's expectations. The Fund may also employ rapid trading strategies to capture incremental increases in the prices of securities, to protect against downside risk, and to enhance the Fund's return.


PRINCIPAL RISKS


  MARKET CONDITIONS. Because the stock market and individual stock prices fluctuate, you may receive more or less money than you originally invested when you sell shares of the Fund. The market value of the Fund's portfolio may fluctuate unpredictably due to overall market trends and developments affecting small capitalization companies. In addition, the investment strategy used by GIP, including the use of short positions, may fail to produce the intended result.


  SMALL CAP STOCKS. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. Small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in value of the stock market in general.


  SHORT POSITIONS. The Fund may use short positions to reduce the Fund's overall risk. However, short positions are risky and there is no guarantee that the stocks which are sold short by the Fund will decline in value. If GIP is incorrect in determining which stocks to sell short, the Fund will experience a loss on the position.


  SUITABILITY. The Fund is not a short-term investment vehicle. Rather, it is suitable only for long-term investors who seek to invest a portion of their overall portfolio in an aggressive equity mutual fund that invests principally in small capitalization growth companies. You must be willing to accept a high degree of volatility and have no immediate financial requirements for this investment. The Fund is designed for those investors who are willing to accept a higher degree of risk with the potential for higher returns in the future.

  You should be aware that you could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                FUND PERFORMANCE

  The performance information that follows gives some indication of how the Fund's performance can vary. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund's performance from year to year (on a calendar year basis). The table shows the Fund's average annual returns over one-year, five-years and since the Fund's inception, compared with a broad measure of market performance. Please remember that the Fund's past performance (before and after taxes) does not necessarily reflect how the Fund may perform in the future.


                       CALENDAR YEAR TOTAL RETURNS(2)<F2>



                              1997          19.59%
                              1998          25.13%
                              1999         109.26%
                              2000           5.61%
                              2001         -22.65%
                              2002         -36.89%
                              2003          70.23%
                              2004


                                 BEST AND WORST
                               QUARTERLY RETURNS


                                    [61.11%
                              (4th quarter, 1999)
                                    (22.36)%
                              (1st quarter, 2001)]



                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04(2)<F2>



                                                                                                            ANNUALIZED
                                                                                                          SINCE INCEPTION
                                                                             1 YEAR        5 YEARS           (12/2/96)
                                                                             ------        -------        ---------------
  Fund Return Before Taxes                                                   _____%         _____%            _____%
  Fund Return After Taxes on Distributions                                   _____%         _____%            _____%
  Fund Return After Taxes on Distributions and Sale of Fund Shares           _____%         _____%            _____%
  Russell 2000(R) Index (with dividends reinvested)(1)<F1>                   _____%         _____%            _____%
  S&P 500(R) Index (with dividends reinvested)(1)<F1>                        _____%         _____%            _____%
  NASDAQ Composite Index (with dividends reinvested)(1)<F1>                  _____%         _____%            _____%
  Russell 2000(R) Growth Index (with dividends reinvested)(1)<F1>            _____%         _____%            _____%


  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 (1)<F1> The index returns do not reflect deductions for fees, expenses or taxes. The Russell 2000(R) Index is an unmanaged index of 2,000 stocks weighted by market capitalization and represents the 2,000 smallest companies in the Russell 3000(R) Index. The S&P 500(R) Index is an unmanaged capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is an unmanaged broad-based capitalization-weighted index of all NASDAQ stocks. The Russell 2000(R) Growth Index is an unmanaged index, which is comprised of securities in the Russell 2000(R) Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios. The Fund's returns presented above include operating expenses that reduce returns, while the returns of the Russell 2000(R), S&P 500(R), NASDAQ Composite, and the Russell 2000(R) Growth Indices do not include operating expenses. The indices cannot be invested in directly.

 (2)<F2> Richard Gould served as chief portfolio manager of the Fund when Greenville Capital Management, Inc. served as investment advisor from inception to March 30, 2004. Richard Gould continues to serve as chief portfolio manager for the Fund since March 31, 2004 when Gould Investment Partners LLC was approved as investment advisor by the Board and shareholders of the Fund.


                            FUND FEES AND EXPENSES

  The table and footnotes which follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES
     (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                            NONE
     Maximum Deferred Sales Charge (Load)
       (as a percentage of offering price)                            NONE
     Redemption Fee (as a percentage of amount redeemed)             1.00%*<F3>
     Exchange Fee                                                     NONE


     ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund assets)
     Management Fees                                                 1.00%
     Distribution (12b-1) Fees                                        NONE
     Other Expenses                                                  ____%
                                                                     -----
     TOTAL ANNUAL FUND OPERATING EXPENSES                            ____%


     *<F3> There is a service fee (currently $15.00) for redemptions effected via wire transfer. The 1% redemption fee only applies to redemptions of shares of the Fund that are made within 180 days of acquisition through purchase or exchange. Please refer to the section entitled "Redemption Fee" on page 10 for further information.

                                EXPENSE EXAMPLE

  The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you have a 5% return each year and that the Fund's total annual operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:


               1 YEAR     3 YEARS     5 YEARS        10 YEARS
               ------     -------     -------        --------
               $____       $____       $____          $_____


                      IMPLEMENTATION OF INVESTMENT OBJECTIVE

IN GENERAL

  In implementing its investment objective, the Fund may invest in the following securities and use the following investment techniques, all with the following associated risks.

TEMPORARY STRATEGIES


  When GIP believes that adverse economic or market conditions justify such action, the Fund may invest up to 100% of its assets temporarily in short-term fixed-income securities. Short-term fixed-income securities include U.S. government securities, certificates of deposit, bank time deposits, bankers' acceptances, repurchase agreements and commercial paper and commercial paper master notes rated A-1 or better by S&P, Prime-1 or better by Moody's, or Fitch 2 or higher by Fitch. It is impossible to predict when or for how long GIP may employ these strategies for the Fund. To the extent the Fund engages in any of these temporary strategies, the Fund may not achieve its investment objective.


ILLIQUID SECURITIES

  The Fund may invest up to 10% of the value of its net assets in illiquid securities.

AMERICAN DEPOSITARY RECEIPTS

  The Fund may invest up to 25% of the value of its net assets in American Depositary Receipts ("ADRs") or other similar instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. Investments in ADRs may involve risks that are in addition to the usual risks inherent in domestic investments. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, many foreign companies are not subject to uniform accounting, auditing and financial reporting standards. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

OPTIONS AND FUTURES TRANSACTIONS


  The Fund may engage in options and futures transactions, which are sometimes referred to as derivative transactions. The Fund's options and futures transactions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will not enter into options and futures transactions if more than 50% of the Fund's net assets would be committed to such instruments. The Fund may hold a futures or options position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position.


SHORT SALES

  The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, any gain or loss on the transaction is taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

SHORT-TERM TRADING


  The Fund trades actively and frequently in response to changes in fundamental characteristics and/or stock prices. This trading strategy is intended to capture incremental price increases, and to protect against downside risk. The Fund's portfolio turnover rate for the fiscal year ended September 30, 2004 was ___% and for the fiscal year ended September 30, 2003 was ___%. The portfolio turnover rate indicates changes in the Fund's securities holdings; generally if all the securities in the Fund at the beginning of the period are replaced by the end of the period, the turnover rate would be 100%. You may realize taxable gains as a result of such frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.
While a significant portion of any capital gains realized by the Fund may be short-term capital gains, long-term capital gains are desirable from a taxation standpoint and GIP strives for these gains where possible. When trading, GIP seeks to minimize transaction costs and to use efficient trading systems.



DISCLOSURE OF PORTFOLIO SECURITIES



  A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.


                                FUND MANAGEMENT


  The Fund has entered into an Investment Advisory Agreement with GIP under which GIP manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Trustees.



  GIP was formed in 2003 as a Pennsylvania limited liability company and is a federally registered investment adviser. In addition to serving as investment advisor to the Fund, GIP serves as investment advisor to individual and institutional clients. GIP is located at 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312. Under the Investment Advisory Agreement, the Fund compensates GIP for its investment advisory services at the annual rate of 1.00% of the Fund's average daily net assets. From the Fund's inception to March 30, 2004, Greenville Capital Management, Inc. served as the Fund's investment advisor at the same annual rate of 1.00% of the Fund's average daily net assets.



  The Fund is managed by Richard H. Gould. Mr. Gould has managed the Fund since the Fund's inception. Mr. Gould founded GIP to offer management services to individual and institutional investors using strategies similar to those utilized for the Fund. The Board and shareholders approved GIP as the investment advisor in March 2004 and Mr. Gould continued to manage the Fund. Prior to his current position, Mr. Gould served as chief portfolio manager of the Fund when Greenville Capital Management, Inc. served as investment advisor from inception to March 30, 2004. Prior to 1994, Mr. Gould was an equity analyst with PNC Investment Management and co-managed the PNC Small Cap Growth Fund, currently called the Blackrock Small Cap Growth Fund. Mr. Gould is a Chartered Financial Analyst and a Chartered Market Technician. Mr. Gould received his BS in 1982 and his MBA in Finance in 1985 from The Pennsylvania State University.


                    CUSTODIAN, TRANSFER AGENT, ADMINISTRATOR
                              AND FUND ACCOUNTANT

  U.S. Bank, N.A. ("U.S. Bank"), acts as custodian of the Fund's assets. U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") acts as transfer agent (the "Transfer Agent") for the Fund and as the Fund's Administrator and Fund Accountant.

                                  DISTRIBUTOR


  Constellation Investment Distribution Company Inc. (the "Distributor") serves as the principal underwriter to distribute the Fund's shares. The Distributor receives no compensation from the Fund for selling Fund shares. The Distributor and GIP are, however, parties to a marketing agreement under which the Distributor is compensated by GIP for marketing and distribution-related services for the Fund. GIP makes payments from its own resources to third parties such as fund supermarkets and other platforms in order for the Fund to gain access to shareholders who use such platforms and for services provided by such platforms.


                          HOW TO PURCHASE FUND SHARES

INITIAL INVESTMENT -- MINIMUM $2,000

  You may purchase shares by completing the enclosed application and mailing it along with a check or money order payable to "The Rockland Small Cap Growth Fund," to your securities dealer, the Distributor or the Transfer Agent. The minimum initial investment in the Fund is $2,000. Subsequent investments in the amount of at least $250 may be made by mail or by wire. For individual retirement accounts ("IRAs"), the minimum initial investment is $2,000. Applications will not be accepted unless they are accompanied by payment in U.S. funds. The Fund will not accept payment in cash, including cashier's check or money orders, unless the cashier's checks or money orders are in excess of $10,000. Payment may be made by check, however, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. All checks should be made payable to the Fund or U.S. Bancorp Fund Services, LLC as the Fund's agent. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

  You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.


  If your check is returned for any reason, you will be charged a $25.00 service fee. You will also be responsible for any losses suffered by the Fund as a result. All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part for any reason.


ANTI-MONEY LAUNDERING PROGRAM

  The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA Patriot Act"). In order to ensure compliance with this law, the Fund is required to obtain the following information for all "customers" seeking to open an "account" (as those terms are defined in rules adopted pursuant to the USA Patriot Act):

  o  Full name

  o  Date of birth (individuals only)

  o  Social Security or tax identification number

  o  Permanent street address (P.O. Box is not acceptable)

  o Accounts opened by entities, such as corporations, companies or trusts will require additional documentation

  Please note that if any information listed above is missing, your application will be returned and your account will not be opened. In compliance with the USA Patriot Act, the Transfer Agent will verify the information on your application as part of the Fund's Anti-Money Laundering Program. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your application, please contact the Transfer Agent at 1-800-497-3933.

WIRE PURCHASES

  You may purchase Fund shares by wire. Please instruct your bank to use the following instructions when wiring funds:

  Wire to:          U.S. Bank, N.A.
                    777 E. Wisconsin Ave.
                    Milwaukee, WI  53202
                    ABA Number 075000022

  Credit:           U.S. Bancorp Fund Services, LLC
                    Account 112-952-137

  Further Credit:   The Rockland Small Cap Growth Fund
                    (shareholder account number)
                    (shareholder name/account registration)

  Please call 1-800-497-3933 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to confirm the wire instructions. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

TELEPHONE PURCHASES

  You may purchase Fund shares by moving money from your bank account to your Fund account. Only bank accounts held at domestic financial institutions can be used for telephone transactions. To have your Fund shares purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer before the close of regular trading on such date. Most transfers are completed within three business days. Telephone transactions may not be used for initial purchases of Fund shares.

AUTOMATIC INVESTMENT PLAN -- MINIMUM $250

  The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking account. To establish the AIP, complete the Fund's AIP application. Under the AIP, you may choose to make investments on any business day from your financial institution in amounts of $250 or more.

  The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please refer to the SAI for additional information regarding the AIP, or call 1-800-497-3933.

SUBSEQUENT INVESTMENTS -- MINIMUM $250

  Additions to your account may be made by mail, wire or telephone. When making an additional purchase by mail, enclose a check payable to "The Rockland Small Cap Growth Fund" along with the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please use the wiring instructions listed above.

TIMING OF REQUESTS

  All requests received and accepted by the Transfer Agent before 4:00 p.m. (Eastern time) will be executed on that same day. The Fund or its service providers have also entered into arrangements authorizing certain financial intermediaries (or their agents) to accept purchase and redemption orders for Fund shares. Purchases through an authorized intermediary or agent will be executed on the same day, provided the authorized intermediary or agent receives and accepts the order before 4:00 p.m. Requests received after 4:00 p.m. by the Transfer Agent or an authorized intermediary or agent will be processed at the next determined NAV on the following business day.

                              HOW TO REDEEM SHARES

IN GENERAL

  You may request redemption of part or all of your Fund shares at any time.
No redemption request will become effective until all documents have been received in proper form (as described below) by the Transfer Agent. You should contact the Transfer Agent for further information concerning documentation required for a redemption of Fund shares. The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, if you make a purchase by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared; this may take up to twelve days from the purchase date.

  Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after the Fund receives the broker or dealer's instruction to redeem shares. Some brokers or dealers may charge a fee in connection with such redemptions.

  Investors who have an Individual Retirement Account ("IRA") must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to indicate an election will be subject to withholding.

WRITTEN REDEMPTION

  For most redemption requests, you need only furnish a written, unconditional request to the Fund's Transfer Agent. Requests for redemption must be signed exactly as the shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a service fee (currently $15.00) for wire transactions. A fee is also charged for redemption proceeds sent by overnight courier. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

TELEPHONE REDEMPTION

  You may also redeem your shares by calling the Transfer Agent at 1-800-497-3933. In order to utilize this procedure, you must have previously elected this option on your account application, and the redemption proceeds must be mailed directly to you or a predesignated account. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer Agent. No telephone redemptions may be made within 15 days of any address change. The Fund reserves the right to limit the number of telephone redemptions you may make. You may not modify or cancel a telephone redemption request.

  The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request.

SIGNATURE GUARANTEES

  Signature guarantees are required for:

  o   if ownership is changed on your account;

  o redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares;

  o redemption requests to be mailed or wired to other than the address of record;

  o any redemption request if a change of address request has been received by the Fund or Transfer Agent within the last 15 days; and

  o   for all redemptions of $50,000 or more from any shareholder account.

  A signature guarantee may be obtained from any eligible guarantor including banks, savings associations, credit unions, brokerage firms and others, but not from a notary public.


MARKET TIMING

     The Fund discourages "market timing," which is the frequent purchase and sale of Fund shares within a 90-day period. Market timing or short-term and excessive trading may increase the transaction and tax costs to long-term investors, interfere with the efficient management of the Fund's portfolio, and/or impact Fund performance. The Fund's Board has approved a redemption fee and delayed payment of proceeds for redemptions in excess of $1 million to deter and prevent market timing.

     Currently, the Fund imposes a 1% redemption fee on the redemption of Fund shares within 180 days of purchase. Effective [March 15, 2004], the Fund will impose a 2% redemption fee on the redemption of Fund shares within 90 days of purchase. The redemption fee does not apply to redemptions from 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans) or fund redemptions under the Fund's systematic withdrawal program.

     [The redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with the short-term trading. The redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against an investor's account. Based on the frequency of redemption fees assessed against the account in the Fund, the Advisor may in its sole discretion determine that the trading activity may be detrimental to the Fund and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or
(ii) reject or limit the amount, number, frequency or method for requesting future redemptions out of the Fund.]

     The Fund will also delay payment of proceeds in excess of $1 million by a single shareholder so a large redemption by a single shareholder will not have an adverse effect on the efficient management of the portfolio by causing the Advisor to sell portfolio securities at an inappropriate time to meet the large redemption request. [The Advisor monitors, on a daily basis, the purchases and sales of large transactions and seeks to prohibit investors who demonstrate or whose financial advisors demonstrate a pattern of frequent purchases and sales that is disruptive to the efficient management of the Fund's portfolio.]


TERMINATION OF ACCOUNTS

  Your account may be terminated by the Fund on not less than 30 days' written notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $2,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.

                            VALUATION OF FUND SHARES


  The Fund's share price is based on the Fund's net asset value ("NAV"). The NAV is determined as of the close of business on each day that the Fund is open for business (generally 4:00 p.m. Eastern Time on days the New York Stock Exchange ("NYSE") is open). The NAV is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The assets in the Fund's portfolio are valued by using procedures adopted by the Board of Trustees. The procedures generally provide that securities will be valued at their market value, but also provide procedures for the Fund to determine the fair value of a security if a market price is unavailable or unreliable. In addition, if a significant event, which materially affects the value of a security, occurs after the last available sale price of the security, but before the Fund calculates its NAV, the Fund will use fair value pricing procedures to determine the value of the security. Purchase orders received or shares tendered for redemption on a day the Fund is open for business, prior to the time that the Fund determines its NAV, will be valued at that day's NAV. Applications for purchase of shares and requests for redemption of shares received after the time that the Fund determines its NAV will be valued at the NAV next determined. The Fund does not determine its NAV on days when it is closed for business. Normally, the Fund is closed on the same days the NYSE is closed, which are weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays falls on a Saturday, the NYSE is not open on the preceding Friday and if a holiday falls on a Sunday, the NYSE is not open on the following Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.


                     DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS
                               AND TAX TREATMENT

  If you invest in the Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

  In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gain tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gain, regardless of how long you have owned your shares. Investors should be aware, however, that a significant portion of any gains realized as a result of the active trading strategies employed for the Fund will be taxable to you at ordinary income tax rates. A portion of income dividends designated by the Fund may be qualified dividend income, eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

  Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. When you redeem your shares in the Fund, you may realize a capital gain or loss.

  By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

  o   provide your correct social security or taxpayer identification number,

  o   certify that this number is correct,

  o   certify that you are not subject to backup withholding, and

  o   certify that you are a U.S. person (including a U.S. resident alien).

  The Fund also must withhold if the IRS instructs it to do so.

  Fund distributions and gains from the redemption of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

  Dividends and capital gains, if any, are usually distributed annually in December. When a dividend or capital gain is distributed, the Fund's net asset value will decrease by the amount of the payment. All dividends or capital gains distributions will automatically be reinvested in additional shares of the Fund at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash. If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. The election to receive dividends in cash or reinvest them in shares may be changed by writing to the Fund at P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

                         FINANCIAL HIGHLIGHTS OF THE FUND

  The financial highlights table is intended to help you understand the Fund's financial performance for the Fund's shares for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.


                                                                           YEARS ENDED SEPTEMBER 30,
                                                     ---------------------------------------------------------------------
                                                     2004            2003            2002            2001             2000
                                                     ----            ----            ----            ----             ----
Per Share Data:
Net asset value, beginning of period                                $10.81          $14.72          $32.22           $19.34
                                                    ------          ------          ------          ------           ------

Income from investment operations:
   Net investment loss                                               (0.19)(2)<F5>   (0.20)(1)<F4>   (0.14)(1)<F4>    (0.28)(1)<F4>
   Net realized and unrealized gains (losses)
     on investments                                                   5.14           (3.71)         (11.84)           18.19
                                                    ------          ------          ------          ------           ------
       Total from investment operations                               4.95           (3.91)         (11.98)           17.91
                                                    ------          ------          ------          ------           ------

Less distributions from
  net realized gains                                                    --              --           (5.52)           (5.03)
                                                    ------          ------          ------          ------           ------
Net asset value, end of period                                      $15.76          $10.81          $14.72           $32.22
                                                    ------          ------          ------          ------           ------
                                                    ------          ------          ------          ------           ------

Total return                                                        45.79%        (26.56)%        (41.89)%          108.14%

Supplemental data and ratios:
   Net assets, end of period                                  $107,727,915     $36,982,866     $67,762,250      $69,583,711
   Ratio of expenses, excluding interest,
     to average net assets(3)<F6>                                    1.51%(4)<F7>    1.45%(4)<F7>    1.41%            1.53%
   Ratio of net investment loss
     to average net assets(3)<F6>                                  (1.47)%         (1.21)%         (0.86)%          (1.27)%
   Portfolio turnover rate                                         449.89%         513.67%         513.68%          615.06%


(1)<F4> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)<F5> Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period.
(3)<F6> Without expense reimbursements of $96,798 for the year ended September 30, 1999, the ratio of operating expenses to average net assets would have been 2.31%. The ratio of net investment loss to average net assets would have been (1.90)%.
(4)<F7> The expense ratio excludes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio including interest expense paid to the custodian for the years ended September 30, 2003 and 2002 was 1.54% and 1.57%, respectively.

                             ADDITIONAL INFORMATION


                                    TRUSTEES
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger
                            Mr. R. Peter Zimmermann



                                    OFFICERS
                    Mr. Richard Gould, President & Treasurer
                        Mr. Linn Morrow, Vice President
                  Ms. Barbara Grosso, Chief Compliance Officer



                               INVESTMENT ADVISOR
                         Gould Investment Partners LLC
                        1235 Westlakes Drive, Suite 280
                               Berwyn, PA  19312


                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

               TRANSFER AGENT, ADMINISTRATOR AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                                 1-800-497-3933

  For overnight deliveries, use:             For regular mail deliveries, use:
     U.S. Bancorp Fund Services, LLC           U.S. Bancorp Fund Services, LLC
     615 East Michigan Street, 3rd Floor       P.O. Box 701
     Milwaukee, WI  53202-5207                 Milwaukee, WI  53201-0701


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601



                                  DISTRIBUTOR
               Constellation Investment Distribution Company Inc.
                              1205 Westlakes Drive
                               Berwyn, PA  19312


                                 LEGAL COUNSEL
                     Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103


                        (GOULD INVESTMENT PARTNERS LOGO)


  The Statement of Additional Information ("SAI") contains additional information about the Fund. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's SAI, which is incorporated by reference into this Prospectus, annual reports and semi-annual reports are available without charge upon request to the address, toll-free telephone number, or Website noted on the cover page of this Prospectus. These documents may also be obtained from certain financial intermediaries who purchase or sell Fund shares. General inquiries regarding the Fund can be directed to the Fund at the address and toll-free telephone number on the cover page of this Prospectus.

  Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are also available on the EDGAR database on the SEC's Internet Website located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

  No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Fund's SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                             File Number: 811-7743

                                            Registration Nos. 333-9355; 811-7743

                      STATEMENT OF ADDITIONAL INFORMATION

                       THE ROCKLAND SMALL CAP GROWTH FUND
                                  A SERIES OF
                            THE ROCKLAND FUNDS TRUST

                                 P. O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                           Telephone:  1-800-497-3933
                         Website:  www.rocklandfund.com


                         GOULD INVESTMENT PARTNERS LLC
                              Investment Advisor



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Rockland Small Cap Growth Fund (the "Fund"), dated January 28, 2005. The Fund is a series of The Rockland Funds Trust (the "Trust").



     [The Fund's audited financial statements for the year ended September 30, 2004, are incorporated herein by reference to the Fund's 2004 Annual Report.]


     A copy of the Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website.


      This Statement of Additional Information is dated January 28, 2005.


                       THE ROCKLAND SMALL CAP GROWTH FUND

                               TABLE OF CONTENTS


                                                                      Page No.
                                                                      --------
FUND ORGANIZATION                                                         2
INVESTMENT RESTRICTIONS                                                   3
IMPLEMENTATION OF INVESTMENT OBJECTIVE                                    4
DISCLOSURE OF PORTFOLIO HOLDINGS                                         15
TRUSTEES AND OFFICERS OF THE TRUST                                       16
PRINCIPAL SHAREHOLDERS                                                   19
INVESTMENT ADVISOR                                                       19
PORTFOLIO TRANSACTIONS AND BROKERAGE                                     21
CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                  22
ADMINISTRATOR AND FUND ACCOUNTANT                                        22
DISTRIBUTOR                                                              23
PURCHASE AND PRICING OF SHARES                                           23
ANTI-MONEY LAUNDERING PROGRAM                                            25
TAXES                                                                    26
TAXATION OF THE FUND AND ITS SHAREHOLDERS                                26
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                            29
PERFORMANCE DATA                                                         29
FINANCIAL STATEMENTS                                                     29


     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND RELATED PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               FUND ORGANIZATION
                               -----------------

     The Trust is an open-end, diversified, management investment company commonly referred to as a mutual fund. The Fund is a series of common stock of the Trust, a Delaware business trust organized on July 31, 1996. The Trust is authorized to issue an unlimited number of shares of beneficial interest in separate series and to create classes of shares within each series. Currently, the Fund is the only series of the Trust. As of October 1, 2000, the Institutional and Retail classes combined so that the Fund now has only one class. If the Trust issues additional series, the assets belonging to each series of shares will be held separately by the Trust's custodian, and in effect, each series will be a separate fund.

     Each share, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series of shares affected, and matters affecting only one series or class are voted upon only by that series or class. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so, and in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees.

     The Trust will not hold annual shareholders' meeting except when required by the Investment Company Act of 1940, as amended (the "1940 Act"). There will normally be no meeting of shareholders for the sole purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

     The Trust's Bylaws also contain procedures for the removal of Trustees by shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Trustees.

     Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Trust shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Trust's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request that they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

     If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission (the "SEC"), together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

     After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                            INVESTMENT RESTRICTIONS
                            -----------------------

     The investment objective of The Rockland Small Cap Growth Fund (the "Fund") is to seek capital appreciation. Under normal market conditions, the Fund seeks to achieve this objective by investing at least 80% of its net assets in small capitalization companies. The following is a complete list of the Fund's fundamental investment limitations which cannot be changed without the approval of a majority of the Fund's outstanding voting securities. As used herein, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present; or (ii) more than 50% of the outstanding shares of common stock of the Fund.

     The Fund may not:

          1. With respect to 75% of its total assets, purchase securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

          2. Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

          3. Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

          4. Make loans to other persons, except through (i) the purchase of investments permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

          5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

          6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

          7.  Issue senior securities, except as permitted under the 1940 Act.

          8. Purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry.

     Except for the fundamental investment limitations listed above and the Fund's investment objective, the Fund's other investment policies are not fundamental and may be changed with approval of the Trust's Board of Trustees. With the exception of the investment restriction set out in item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

     The following investment limitations may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund may not:

          1. Sell more than 25% of the Fund's net assets short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

          2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

          3. Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.

          4. Invest in illiquid securities if, as a result of such investment, more than 10% of the Fund's net assets would be invested in illiquid securities.

          5. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and applicable state law.

          6. Enter into futures contracts or related options if more than 50% of the Fund's net assets would be represented by futures contracts or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

          7. Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

          8.  Purchase securities when borrowings exceed 5% of its total assets.

                     IMPLEMENTATION OF INVESTMENT OBJECTIVE
                     --------------------------------------

     The following information supplements the discussion of the Fund's investment objective and strategy described in the Prospectus under the captions "INVESTMENT OBJECTIVE, STRATEGY AND RISKS" and "IMPLEMENTATION OF INVESTMENT OBJECTIVE."

ILLIQUID SECURITIES


     The Fund may invest up to 10% of its net assets in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include restricted securities (securities the disposition of which is restricted under the federal securities laws). The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 10% limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), including securities that may be resold pursuant to Rule 144A under the Securities Act, may be considered liquid. The Board of Trustees of the Trust has delegated to Gould Investment Partners LLC ("GIP" or the "Adviser") the day-to-day determination of the liquidity of any Rule 144A security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed GIP to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors.


     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees of the Trust. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 10% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

TEMPORARY STRATEGIES

     When GIP believes that adverse economic or market conditions justify such action, the Fund may invest up to 100% of its assets in short-term fixed income securities, including without limitation, the following:


          1. U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States;
     (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the Inter-American Development Bank, and the International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law.
     The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

          2. Certificates of Deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 10% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund will not generally be fully insured.

          3. Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.


          4. Repurchase agreements which involve purchases of debt securities. In such a transaction, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. GIP monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement. GIP does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.


          5. Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.


          6. Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and the corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. GIP will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of GIP, of comparable quality.


HEDGING STRATEGIES

GENERAL DESCRIPTION OF HEDGING STRATEGIES


     The Fund may engage in hedging activities in the future without obtaining shareholder approval. GIP may cause the Fund to utilize a variety of financial instruments, including options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge the Fund's portfolio.


     Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities.

GENERAL LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS

     The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to
Section 4.5 of the regulations under the Commodities Exchange Act (the "CEA"), the notice of eligibility for the Fund includes the following representation that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if aggregate initial margins and premiums paid do not exceed 5% of the net asset value of the Fund. In addition, the Fund will not enter into futures contracts and futures options transactions if more than 50% of its net assets would be committed to such instruments. The Fund will not purchase or write over-the-counter options.

     The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the possible transactions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

     The Fund will comply with regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash and/or liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets and will be marked-to-market daily.

PURCHASING PUT AND CALL OPTIONS


     PUT OPTIONS. The Fund may purchase put options. As the holder of a put option, the Fund would have the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or to profit from a decline in the value of securities it does not own. This protection is provided only during the exercise period. For example, the Fund may purchase a put option to protect unrealized appreciation of a security where GIP deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.


     The Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

     The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund and will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon exercise, the selling (writing) of an identical option in a closing action, or the delivery of the underlying security upon the exercise of the option.

     CALL OPTIONS. The Fund may purchase call options. As the holder of a call option, the Fund would have the right to purchase the underlying security at the exercise price at any time during the exercise period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of hedging against a possible increase in the price of securities at a time when the Fund has a significant cash position. The Fund may also purchase call options in order to acquire the underlying securities.

     The Fund may purchase call options on underlying securities owned by it. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price would result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

     The Fund may also purchase call options for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring securities directly; the net cost may also exceed the cost of acquiring securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as the Fund holds such a call option rather than the underlying security itself the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

STOCK INDEX OPTIONS

     The Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or (iii) write covered options on stock indexes for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.
This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

     A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500(R) or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100(R). Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

     The Fund will sell (write) stock index options for hedging purposes or in order to close out positions in stock index options which the Fund has purchased. The Fund may only write covered options. The Fund may cover a call option on a stock index it writes by, for example, having a portfolio of securities which approximately correlates with the stock index.

     Put options may be purchased in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund's portfolio securities or in an attempt to capitalize on an anticipated decline in stock market prices. If the Fund purchases a put option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any decline in the level of the stock index below the exercise price. Such payments would tend to offset a decline in the value of the Fund's portfolio securities. If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be offset by an increase in the value of the Fund's portfolio securities.

     Call options on stock indexes may be purchased in order to participate in an anticipated increase in stock market prices or to hedge against higher prices for securities that the Fund intends to buy in the future. If the Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the price of stocks that the Fund intends to purchase. If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be offset by a reduction in the price the Fund pays to buy additional securities for its portfolio.

     The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indexes will be subject to the ability of the Fund's investment advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in the Fund's portfolio securities. Inasmuch as the Fund's portfolio securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of the Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's portfolio securities which would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Fund.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

WRITING COVERED CALL AND PUT OPTIONS


     COVERED CALL OPTIONS. The Fund may write (sell) covered call options and purchase options to close out options previously written by the Fund. The purpose of writing covered call options is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund's net asset value per share. Although premiums may be generated through the use of covered call options, GIP does not consider the premiums which may be generated as the primary reason for writing covered call options.


     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, such writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option the writer previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, the writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporations and of the exchanges.

     Covered call options may also be used to hedge an unrealized gain. For example, if the Fund wrote an option at $50 on the same 100 shares of ABC bought at $40 per share and now selling for $50 per share, it might receive a premium of approximately $600. If the market price of the underlying security declined to $45, the option would not be exercised and the Fund could offset the unrealized loss of $500 by the $600 premium. On the other hand, if the market price of the underlying security increased to $55, the option would be exercised and the Fund will have foregone the unrealized $1,500 gain for a $1,000 gain plus the $600 premium. The Fund can also close out its position in the call option by repurchasing the option contract separately and independent of any transaction in the underlying security and, therefore, realize capital gain or loss. If the Fund could not enter into such a closing purchase transaction, it may be required to hold a security that it may otherwise have sold to protect against depreciation.

     A closing transaction will be effected in order to realize a profit or minimize a loss on an outstanding call option, to prevent an underlying security from being called or put, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing actions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than the transaction costs applicable to purchases and sales of portfolio securities.


     COVERED PUT OPTIONS. The Fund may also write (sell) covered put options and purchase options to close out options previously written by the Fund. The Fund may write covered put options in circumstances where it would like to acquire the underlying security at a price lower than the then prevailing market price of the security. Although premiums may be generated through the use of covered put options, GIP does not consider the premiums which may be generated as the primary reason for writing covered put options.


     A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price at any time until the expiration date. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. The operations of put options in other respects, including related risks and rewards, are substantially identical to that of call options.

CERTAIN CONSIDERATIONS REGARDING OPTIONS

     There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

     The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

FEDERAL TAX TREATMENT OF OPTIONS

     Certain option transactions have special tax results for the Fund. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option, and in determining such gain or loss the option premium will be included in the proceeds of the sale.

     If the Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the "Code"), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

     A "nonequity option" includes an option with respect to any group of stocks or a stock index if there is in effect a designation by the CFTC or the Internal Revenue Service ("IRS") of a contract market for a contract based on such group of stocks or indexes. For example, options involving stock indexes such as the Standard & Poor's 500 and 100 indexes are "nonequity options" within the meaning of Code Section 1256. In the case of transactions involving "nonequity options," as defined in Code Section 1256, the Fund will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated.

FUTURES CONTRACTS

     The Fund may enter into futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), including interest rate and index Futures as a hedge against movements in the equity markets and changes in prevailing levels of interest rates, in order to establish more definitively the effective return on securities held or intended to be acquired by the Fund or for other purposes permissible under the CEA. The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices or increases in interest rates and purchases of Futures as an offset against the effect of expected increases in stock prices and declines in interest rates.

     The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate or portfolio market price fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using Futures Contracts, since Futures Contracts involve lower transaction costs (i.e., brokerage costs only) than options on securities and stock index options, which require the payment of brokerage costs and premiums.

     An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time, and place. Transactions costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

     As an example of an offsetting transaction in which the underlying financial instrument is not delivered pursuant to an interest rate Futures Contract, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery is required (i.e., on a specified date in September, the "delivery month") by the purchase of one Futures Contract of September Treasury Bills on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

     Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Fund, whose business activity involves investment or other commitments in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities or obligations held or expected to be acquired by them. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract; but, unlike the hedger, hopes to profit from fluctuations in prevailing prices.

     A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500(R) Index, the Standard & Poor's 100(R) Index, the NASDAQ 100(R) Index, the Value Line Composite Index and the New York Stock Exchange Composite Index. A public market exists in interest rate Futures Contracts primarily covering the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. The standard contract size is generally $100,000 for Futures Contracts in U.S. Treasury bonds, U.S. Treasury notes, and GNMA pass-through securities and $1,000,000 for the other designated Contracts.

     The Fund's Futures transactions will be entered into for hedging purposes permissible under the CEA. For hedging purposes, Futures Contracts may be sold to protect against a decline in the price of securities that the Fund owns, or Futures Contracts may be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that approximately 75% of such Futures Contract purchases will be "completed"; that is, upon the sale of these long Futures Contracts, equivalent amounts of related securities will have been or are then being purchased by the Fund in the cash market. Alternatively, the Fund's purchases of long Futures Contracts will not exceed 5% of the Fund's net asset value.

     Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

     If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.
However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

     The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

     At best, the correlation between changes in prices of Futures Contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and debt securities, including technical influences in Futures trading; differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading; and with respect to interest rate Futures, maturities and creditworthiness of issuers and, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-received hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

     Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

     Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures or futures option position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

OPTIONS ON FUTURES

     The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

     The Fund may use its options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Fund uses put and call options on securities or indexes. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge the Fund's portfolio of securities against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the futures price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities in the Fund's portfolio that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. If the Futures Contract price at expiration of a put option the Fund has written is above the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase that may have occurred in the price of the securities the Fund intends to acquire. If the Futures Contract price at expiration of a put option the Fund has written is below the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the decrease in the price of the securities the Fund intends to acquire.

     As with investments in Futures Contracts, the Fund is also required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. The Fund will set aside in a segregated account at the Fund's custodian liquid assets, such as cash, U.S. government securities or other high grade debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked to market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on Futures Contracts (most likely classified as "regulated futures contracts" under Code
Section 1256(g)) as of the end of the year, as well as gains and losses actually realized during the year. Except for transactions in Futures Contracts that are classified as part of a "mixed straddle" under Code Section 1256, any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. In the case of a Futures transaction not classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. In the case that the Futures Contracts are not classified as "regulated futures contracts," other rules may apply.

     Sales of Futures Contracts that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

AMERICAN DEPOSITORY RECEIPTS

     The Fund may invest up to 25% of the value of its net assets in American Depository Receipts ("ADR"s) or other foreign instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer, including reliable financial statements.

     Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in foreign investment include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

SHORT SALES

     The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, gain or loss on the transaction may be taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

     Since short selling can result in profits when stock prices generally decline, the Fund in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, the Fund could, at any given time, suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. Moreover, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

CONVERTIBLE SECURITIES

     The Fund may invest up to 25% of its net assets in securities convertible into common stocks. A convertible security entitles the holder to receive interest normally paid or accrued on the debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities, are less subject to fluctuation in value than the underlying stock, and provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

WARRANTS

     The Fund may invest in warrants if after giving effect thereto, not more than 5% of its net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Investments in warrants is pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES

     The Fund may from time to time invest up to 5% of its net assets in securities purchased on a "when-issued" basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer, no interest is accrued on debt securities, and no dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by its purchases of securities on a when-issued basis.

     The Fund will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

REPURCHASE OBLIGATIONS


     The Fund may enter into repurchase agreements with respect to no more than 25% of its net assets with member banks of the Federal Reserve System and certain non-bank dealers. In a repurchase agreement, the Fund buys a security at one price and, at the time of the sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. GIP will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive criteria are used, GIP reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.



                        DISCLOSURE OF PORTFOLIO HOLDINGS
                        --------------------------------



     Currently, any disclosures of the Fund's portfolio holdings are public disclosures. The Fund publicly discloses 100% of its portfolio holdings after a delay of two weeks after each calendar quarter end in a quarterly letter to shareholders, which is also posted on the Fund's website at www.rocklandfunds.com. The Fund also provides the same information with the same time delay to ratings agencies and any other parties requesting information on the holdings in the Fund's portfolio. The Fund does not currently intend to make selective non-public disclosures to third parties. The time delay of the portfolio holdings disclosure and the public nature of the disclosure coupled with the redemption fee to discourage market timing were adopted by the Board to make it less likely that a person could use the information to their advantage or to the detriment of other shareholders.



     The [Chief Investment Officer of the Advisor] is the only person authorized to disclose the Fund's portfolio holdings. Other than the disclosure of portfolio holdings required to be filed with the SEC and the disclosure described above, the Fund does not intend to make the Fund's portfolio holdings available to anyone. Neither the Fund nor the Advisor, or any other parties receive compensation or other consideration for disclosure of portfolio securities.



     The CCO will conduct periodic reviews of compliance with the disclosure of portfolio holdings policy and will provide a report at least annually to the Fund's Board of Directors regarding the operations of the policy and any material changes recommended as a result of such review. The CCO will supply the Board annually with a list of exceptions granted from the policy, if any, along with an explanation of the legitimate business purpose relevant to each exception. However, it is not currently anticipated that any exceptions will be granted.


                       TRUSTEES AND OFFICERS OF THE TRUST
                       ----------------------------------

     Under the laws of the State of Delaware, the Board of Trustees of the Trust is responsible for managing the business and affairs of the Trust. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information, are shown below.

INDEPENDENT TRUSTEES OF THE TRUST
---------------------------------


                                        TERM OF                                                       NUMBER OF
                                        OFFICE &                                                     PORTFOLIOS        OTHER
                          POSITION     LENGTH OF                                                     IN COMPLEX
      DIRECTORSHIPS      HELD WITH        TIME                  PRINCIPAL OCCUPATION(S)              OVERSEEN BY      HELD BY
    ADDRESS & AGE        THE TRUST    SERVED**<F8>              DURING PAST FIVE YEARS                 TRUSTEE        TRUSTEE
    --------------       ---------    ------------              ----------------------               -----------      -------

George P. Keeley          Trustee      Since 2000   General partner of Meridian Venture Partners          1            None
c/o U.S. Bancorp Fund                               from 1985-1997.  Retired in 1998.  Director of
Services, LLC                                       Clearfield Energy (private oil and natural gas
615 E. Michigan St.                                 companies) since 1987.
Milwaukee, WI 53202
Age: 73

Edwin W. Moats, Jr.       Lead         Since 1999   President of Moats Enterprises (investments           1            None
Moats Enterprises         Independent               and operations of restaurants, manufacturing
611 Commerce St.          Trustee                   and sports-related businesses) since 1999.
Suite 3100                                          Mr. Moats was President and CEO of Nascar Cafe
Nashville, TN  37203                                from 1999 to 2002.  Mr. Moats was President
Age: 56                                             and CEO of Logan's Roadhouse, Inc. (restaurant
                                                    chain) from 1992 to 1999.  Mr. Moats has been
                                                    a partner in the Haury and Moats Company
                                                    (franchisee of six Captain D's Seafood
                                                    Restaurants) since 1977.  Mr. Moats was
                                                    Chairman and CEO of Metropolitan Federal
                                                    Savings Bank from 1989 to 1991 and President
                                                    and COO from 1984 to 1989.

Dr. Peter Utsinger        Trustee      Since 1996   Retired, was a practicing physician in                             None
c/o U.S. Bancorp Fund                               arthritis and rheumatic diseases since 1970           1
Services, LLC                                       when he received his M.D. from Georgetown
615 E. Michigan St.                                 University to 1999.  Dr. Utsinger was Director
Milwaukee, WI                                       of the Arthritis Clinical and Research unit at
53202                                               the University of North Carolina and has
Age: 58                                             written over 100 publications in his area of
                                                    specialty.

R. Peter Zimmermann       Trustee      Since 2004   Retired, formerly CFO of TL Ventures
c/o U.S. Bancorp Fund                               (Philadelphia-based venture capital
Services, LLC                                       partnership) from 1996 to 1998.  Served as CFO
615 E. Michigan St.                                 of Decision One (computer maintenance company)
Milwaukee, WI                                       from 1993 to 1996.
53202
Age: 64


**<F8> Each Trustee holds office during the lifetime of the Fund until their termination or until the election and qualification of his successor.

INTERESTED TRUSTEES OF THE TRUST


                                        TERM OF                                                         NUMBER OF
                                       OFFICE &                                                        PORTFOLIOS       OTHER
                         POSITION      LENGTH OF                                                       IN COMPLEX
      DIRECTORSHIPS      HELD WITH       TIME                    PRINCIPAL OCCUPATION(S)                OVERSEEN       HELD BY
    ADDRESS & AGE        THE TRUST   SERVED**<F10>               DURING PAST FIVE YEARS                BY TRUSTEE      TRUSTEE
    -------------        ---------   -------------               ----------------------                ----------   -------------

Richard H. Gould*<F9>    Trustee,        Since      Chairman, President and Chief Investment Officer        1           None
1235 Westlakes Drive     President       1996,      of Gould Investment Partners LLC ("GIP") since
Suite 280                    &          Trustee     2004 and manager of the Fund since the Fund's
Berwyn, PA  19312        Treasurer         &        inception. From 1994 to 2004, Mr. Gould was Vice
Age: 43                               Treasurer,    President of Greenville Capital Management, Inc.
                                       President    (the Fund's former advisor). From 1987 until 1994,
                                         since      Mr. Gould was associated with PNC Investment
                                         2004       Management, first as an equity analyst and later
                                                    as the co-manager of the PNC Small Cap Growth
                                                    Fund. Mr. Gould received his Chartered Financial
                                                    Analyst designation in 1989; became a Chartered
                                                    Market Technician in 1995; and received his B.S.
                                                    in 1983 and his M.B.A. in Finance in 1985, both
                                                    from The Pennsylvania State University.



  *<F9> Mr. Gould is deemed to be an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) because of his affiliation with GIP.
**<F10> Each Trustee holds office during the lifetime of the Fund until their termination or until the election and qualification of his successor.


OFFICERS OF THE TRUST
---------------------


                                             TERM OF
                                             OFFICE &
                                            LENGTH OF
        NAME,            POSITION HELD         TIME                              PRINCIPAL OCCUPATION(S)
    ADDRESS & AGE       WITH THE TRUST        SERVED                              DURING PAST FIVE YEARS
    -------------       --------------      ---------                             ----------------------

Richard H. Gould          President &     Treasurer       See information above under  "Interested Trustees of the Trust."
                           Treasurer      since 1996,
                                          President
                                          since 2004

Linn Morrow             Vice President    Since 2004      Vice President and Director of Client Services of GIP since 2004. From
1235 Westlakes Drive                                      2000 to 2004, Mr. Morrow served as Director of Client Services at
Suite 280                                                 Greenville Capital Management, Inc. From 1996 to 2000, Mr. Morrow
Berwyn, PA  19312                                         worked at Kalmar Investments directing its Client Services.
Age: 61

Barbara Grosso           Secretary and    Since 2004      Chief Compliance Officer and Office Manager of GIP since 2004. From
1235 Westlakes Drive         Chief                        1996 through 2004, Ms. Grosso served as Director of Administration and
Suite 280                 Compliance                      Compliance Officer for Cashman and Associates Capital Management, LP.
Berwyn, PA  19312           Officer                       From 1984 through 1996, Ms. Grosso served as Director of
Age: 38                                                   Administration and Compliance Officer for Cashman, Farrell and
                                                          Associates.



     Trustees of the Trust who are officers, directors, employees or shareholders of GIP do not receive any remuneration from the Trust or the Fund for serving as Trustees. Accordingly, Mr. Gould does not receive compensation from the Trust for his services as Trustee. [to be updated in 485(b) filing] However, Messrs. Utsinger, Keeley and Moats received the following fees for their services as Trustees of the Trust for the fiscal year ended September 30, 2004:



                            AGGREGATE       PENSION OR RETIREMENT                              TOTAL COMPENSATION
                        COMPENSATION FROM    BENEFITS ACCRUED AS        ESTIMATED ANNUAL          FROM THE FUND
         NAME           THE FUND(1)<F11>    PART OF FUND EXPENSES   BENEFITS UPON RETIREMENT    PAID TO TRUSTEES
         ----           -----------------   ---------------------   ------------------------    ----------------

  DR. PETER UTSINGER

  EDWIN MOATS, JR.

  GEORGE P. KEELEY

  R. PETER ZIMMERMANN



(1)<F11> Each Trustee who is not deemed an "interested person" of the Trust, as defined in the 1940 Act, receives a $4,000 retainer per year, $1,500 per Board meeting, $500 per Committee meeting if the Committee meeting is held on the same day as a Board meeting, and $1,000 per Committee meeting if the Committee meeting is held on separate day. The lead independent trustee receives an additional annual retainer of $4,000 and the Audit Committee Chairman receives an additional annual retainer of $2,000. The Trustees fees are paid in Fund shares. The
          Board of Trustees held [   ] meetings during the 2004 fiscal year.


     The Board of Trustees of the Trust has established an Audit Committee made up of the Independent Trustees. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the independent auditors' responsibility to plan and carry out a proper audit. The Audit Committee (1) oversees the Fund's accounting and financial reporting policies and practices, its internal control over financial reporting and, as appropriate, inquires into the internal control over financial reporting of certain service providers; (2) oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Fund's independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Fund's independent auditors; and (4) acts as a liaison between the Fund's independent auditors and the full Board.


     The Audit Committee is comprised of Messrs. Keeley, Moats, Utsinger and Zimmermann, being all of the independent Trustees. Mr. Zimmermann is chairman of the Committee. [to be updated in 485(b) filing] [During the past fiscal
year, there were [    ] meetings of the Audit Committee.  A majority of the
members of the Audit Committee were present for the meetings.]



     [to be updated in 485(b) filing] As of December 31, 2004, officers and Trustees of the Trust beneficially owned [ ] shares of beneficial interest in
the Fund, which was [   ]% of the Fund's then outstanding shares.  The following
table shows the dollar range of Fund shares beneficially owned by each Trustee as of December 31, 2004:



                                           Dollar Range of Fund Shares
            Name of Trustee               Beneficially Owned by Trustee
            ---------------               -----------------------------
          George P. Keeley
          Edwin W. Moats, Jr.
          Dr. Peter Utsinger
          R. Peter Zimmermann
          Richard H. Gould



                             PRINCIPAL SHAREHOLDERS
                             ----------------------


     [to be updated in 485(b) filing] As of December 31, 2004, the following persons owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of the Fund:



                                             Percentage
Name and Address         No. Shares           of Fund
----------------         ----------          ----------
[           ]              [   ]               [   ]


                               INVESTMENT ADVISOR
                               ------------------


     GIP is the investment advisor to the Fund. Mr. Richard H. Gould, Trustee, President and Treasurer of the Trust is the majority owner of GIP. Mr. Gould serves as the portfolio manager of the Fund and has served as such since the Fund's inception. Mr. Gould formerly worked with Greenville Capital Management, Inc., the Fund's former investment advisor.



     The Fund's Investment Advisory Agreement is dated March 31, 2004 (the "Advisory Agreement"). The Advisory Agreement has an initial term of two years and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was initially approved by the vote of a majority of the Independent Trustees and then by the shareholders of the Fund on March 31, 2004. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of the Trust, by vote of a majority of the Trust's outstanding voting securities, or by GIP, and will terminate automatically in the event of its assignment.



     Recently, at an in-person meeting called for the purpose of approving the Advisory Agreement, a majority of the entire Board and a majority of the Independent Trustees, voting separately, approved the Advisory Agreement. The Independent Trustees received assistance and advice from independent counsel. In reaching this decision, the Board received and considered information on GIP's business plan and the personnel that GIP would employ to provide investment management services to the Fund, as well as information about the scope and quality of services that GIP would provide. The Board also reviewed the capitalization of GIP and the status of GIP as a federally registered advisor.



     The Board took into account performance and portfolio management information furnished throughout the year at regular Board meetings, which related to the portfolio management skills of Mr. Gould. Mr. Gould, as Fund's portfolio manager while employed by the Fund's former advisor, regularly presented reports to the Board on the Fund's investment performance and portfolio composition, including the performance of the Fund in reference to a peer group of funds and relevant securities indices. In evaluating performance, attention was given to both the short-term and long-term performance of the Fund in comparison to its peer group, in comparison to relevant indices, and to the Fund's compliance with its investment objectives and investment restrictions. Throughout the year, Mr. Gould provided the Board with periodic updates on Fund performance, market factors affecting Fund performance and investment strategies utilized as a result of those market factors.



     In considering the reasonableness of expenses, consideration was given to the advisory fee level in relation to those within the relevant peer group of funds. Emphasis was placed on the Fund's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided to the Fund under separate agreements.



     Based on the information provided and after reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition of GIP, investment advisory capabilities of GIP, and the performance of Mr. Gould with respect to the management of the Fund, the Board concluded that the fees are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by GIP were consistent with the Fund's operational requirements, and that shareholders would receive reasonable value in return for paying such fees and expenses. The Board, including a majority of independent Trustees, concluded that approval of the Advisory Agreement was appropriate and in the best interest of Fund shareholders. The Board did not identify any single factor as all-important or controlling, and this summary does not detail all the matters considered.



     Under the terms of the Advisory Agreement, GIP manages the Fund's investments subject to the supervision of the Trust's Board of Trustees. GIP is responsible for investment decisions and supplies investment research and portfolio management. At its expense, GIP provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund.



     As compensation for its services, the Trust, on behalf of the Fund, pays to GIP a monthly advisory fee at the annual rate of 1.00% of the average daily net
asset value of the Fund.   From time to time, GIP may voluntarily waive all or a
portion of its management fee for the Fund. [to be updated in 485(b) filing] [During the fiscal years ended September 30, 2002, 2003 and the period from October 1, 2003 to March 30, 2004, Greenville Capital Management, Inc., the
Fund's former investment advisor, received $565,533, $568,614 and $[      ],
respectively, from the Fund for its services.  For the period from March 31,
2004 to the fiscal year ended September 30, 2004, the GIP received $[     ] from
the Fund for its services under the Advisory Agreement.]


CODE OF ETHICS


     The Fund, GIP and the Distributor have each adopted a Code of Ethics pursuant to rule 17j-1 under the 1940 Act that governs the personal trading conduct of their directors, trustees, officers or other employees. The Fund's and GIP's Codes of Ethics recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders above all others. Among other things, the Codes of Ethics (i) require pre-clearance of personal securities transactions and, in the case of GIP, pre-clearance is generally denied; (ii) prohibit access persons from profiting from short-term trading of securities; and (iii) contain prohibitions against personal trading of initial public offerings. The Fund's and GIP's Codes of Ethics require reporting of purchases and sales of Fund shares in the personal securities transactions reports made under the Codes. Independent Trustees are excluded from certain prohibitions in cases where they do not know, or have reason to know, what the Fund is buying and selling.


PROXY VOTING POLICIES


     The Board, on behalf of the Fund, has delegated all proxy voting responsibilities related to the portfolio securities held by the Fund to GIP. GIP has adopted proxy voting policies and procedures and understands its obligation to ensure that the proxies are voted in the best interests of its clients.



     GIP has entered into an agreement with Institutional Shareholder Services, Inc. ("ISS"), a Delaware corporation, in order to vote proxies for which GIP is responsible. Pursuant to this agreement, an ISS account manager will exercise his or her authority and responsibility to execute proxy ballots on behalf of the Investment Manager and the Fund. ISS will vote such proxies in accordance with ISS's proprietary research and its proxy voting guidelines. Notwithstanding the contractual delegation to ISS, GIP will continue to monitor the proxy voting. If GIP determines that a proxy voting recommendation made by ISS is not in the best interests of shareholders, GIP maintains the right to override ISS's recommendation and instruct ISS to vote the proxy based on its determination of the shareholders' best interests.



     GIP does not anticipate conflicts of interest with respect to proxy voting. In addition, GIP anticipates that it will generally follow the recommendations of ISS, thus further reducing the likelihood of potential conflicts of interest. If GIP elects to override a recommendation from ISS, GIP will determine whether such override presents a potential conflict of interest. If GIP determines that a conflict of interest is present, then GIP will vote the proxy in accordance with the ISS recommendation.



     GIP will report to the Board on not less than an annual basis and inform the Trustees regarding any conflicts of interest that arise from proxy votes and how such conflicts were resolved. See Appendix A to this SAI for a summary of ISS's voting policies. GIP's proxy voting record for the Fund for annual periods ending June 30 each year will be available to shareholders. The proxy voting record is available, without charge, upon request by calling, toll-free, 1-800-497-3933 and on the SEC website at http://www.sec.gov.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE
                      ------------------------------------


     As investment advisor to the Fund, GIP is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's portfolio business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage and principal business. It is the policy of GIP to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to GIP or the Fund. Commissions will be paid on the Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, GIP considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of the Fund's shares.



     [to be updated in 485(b) filing] The aggregate amount of brokerage commissions paid by the Fund for the years ended September 30, 2002, 2003 and
2004 was $786,531, $1,213,405 and $[    ], respectively.  For the fiscal
year ended September 30, 2004, the Fund paid brokerage commissions of $[     ]
with respect to transactions in the amount of $[     ], for which research
services were provided; however, neither the Fund nor the Advisor had any agreement or understanding with any broker or dealer to direct brokerage to such broker or dealer because of research services provided. During the fiscal year ended September 30, 2004, [the Fund did not own any stock of its regular brokers or dealers].


     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).


     GIP is responsible for selecting brokers in connection with securities transactions. In selecting such brokers, GIP considers investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if GIP determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Fund. GIP believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (a) GIP determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of GIP's overall responsibilities; and
(b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws. The investment advisory fees paid by the Fund under the Advisory Agreement are not reduced as a result of GIP's receipt of research services.



     GIP places portfolio transactions for other advisory accounts managed by GIP. Research services furnished by firms through which the Fund effects its securities transactions may be used by GIP in servicing all of its accounts; not all of such services may be used by GIP in connection with the Fund. GIP believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, GIP believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. GIP seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by GIP are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.


            CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
            -------------------------------------------------------

     As custodian of the Fund's assets, U.S. Bank, N.A. ("U.S. Bank"), 425 Walnut Street, Cincinnati, OH 45202, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Trust. U.S. Bank is in no way responsible for any of the investment policies or decisions of the Fund. U.S. Bancorp Fund Services, LLC, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202 ("U.S. Bancorp") acts as transfer agent and dividend-disbursing agent for the Fund. U.S. Bancorp is compensated based on an annual fee per open account of $15, plus out-of-pocket expenses such as postage and printing expenses in connection with shareholder communications. U.S. Bancorp also receives an annual fee per closed account of $5.

                       ADMINISTRATOR AND FUND ACCOUNTANT
                       ---------------------------------


     U.S. Bancorp also provides administrative and fund accounting services to the Fund pursuant to the Fund Administration Servicing Agreement and the Fund Accounting Servicing Agreement. Under these Agreements, U.S. Bancorp prepares and files all federal and state tax returns, oversees the Fund's insurance relationships, participates in the preparation of the registration statement, proxy statements and reports, prepares compliance filings relating to the registration of the securities pursuant to state securities laws, compiles data for and prepares notices to the SEC, prepares the financial statements for the annual and semi-annual reports to the SEC and current investors, monitors expense accruals, monitors the Trust's status as a registered investment company under Subchapter M of the Code and monitors compliance with the Fund's investment policies and restrictions, from time to time, and generally assists in the Fund's administrative operations. U.S. Bancorp, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Fund Administration Servicing Agreement. For the foregoing services, the Administrator receives from the Fund a fee, computed daily and payable monthly based on the Fund's average net assets : (i) pursuant to the Fund Administration Servicing Agreement, U.S. Bancorp receives a fee at the annual rate of .07 of 1% on the Fund's average net assets up to $200 million, .06 of 1% on the next $500 million, .04 of 1% on the balance, subject to an annual minimum of $35,000, plus out-of-pocket expenses and (ii) pursuant to the Fund Accounting Servicing Agreement, U.S. Bancorp receives a fee of $30,000 on the first $100 million,
0.0125 of 1% on the next $200 million and 0.0075 of 1% on the balance, plus out-of-pocket expenses. [to be updated with 485(b) filing] For the fiscal years ended September 30, 2002, 2003 and 2004, U.S. Bancorp received $41,312, $44,452
and [   ], respectively, for its services under the Fund Administration
Servicing Agreement.


                                  DISTRIBUTOR
                                  -----------


     Under a Distribution Agreement dated March 31, 2004 (the "Distribution Agreement"), Constellation Investment Distribution Company Inc. (the "Distributor") acts as underwriter of the Fund's shares. The Distributor's principal business address is 1205 Westlakes Drive, Berwyn, PA 19312.


     The Distribution Agreement provides that the Distributor will use reasonable efforts to distribute the Fund's shares, which shares are offered for sale continuously at net asset value per share without the imposition of a sales charge.


     Pursuant to the terms of the Distribution Agreement, GIP bears the costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of Fund shares.



     The Distributor receives no compensation from the Fund for the distribution of Fund shares. The Distributor and GIP, however, have entered into a marketing agreement whereby the Distributor is compensated by GIP for marketing and distribution-related services for the Fund. Pursuant to the marketing agreement, the Distributor is compensated by GIP on the basis of the increase in net asset value of the Fund as a result of Distributor's marketing efforts. GIP makes payments from its own resources to third parties such as fund supermarkets and other platforms in order for the Fund to gain access to shareholders who use such platforms and for services provided by such platforms.


                         PURCHASE AND PRICING OF SHARES
                         ------------------------------

PURCHASE OF SHARES

     The Fund offers shares without a sales charge. Please see "HOW TO PURCHASE FUND SHARES" in the Prospectus for more information.

AUTOMATIC INVESTMENT PLAN

     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking account. The Fund will reduce the minimum initial investment to $250 for investors using the AIP. To establish the AIP, complete the appropriate section in the Fund's application. Under certain circumstances (such as discontinuation of the AIP before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $2,000), the Fund reserves the right to close the investor's account. Prior to closing any account for failure to reach the minimum initial investment, the Fund will give the investor written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. You should consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Fund has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

     Under the AIP, you may choose to make investments on the day of your choosing (or the next business day thereafter) from your financial institution in amounts of $250 or more. There is no service fee for participating in the AIP. However, a service fee of $25 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking account. You can set up the AIP with any financial institution that is a member of the Automated Clearing House.

     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

INDIVIDUAL RETIREMENT ACCOUNTS

     In addition to purchasing Fund shares as described in the Prospectus under "HOW TO PURCHASE FUND SHARES," individuals may establish their own tax-sheltered individual retirement accounts ("IRAs").

     TRADITIONAL IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

     ROTH IRA. In a Roth IRA, amounts contributed to the IRA are not tax deductible, but distributions from the IRA are not subject to tax if the investor has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Investors whose income exceeds certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the investor's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.

     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $3,000 or 100% of the investor's compensation (earned income). An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

     COVERDELL IRA. In a Coverdell IRA (formerly, Education IRA), contributions are made to an IRA maintained on behalf of a beneficiary under age 18. The maximum annual contribution is $2,000 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes, neither the contributor nor the beneficiary of the IRA are taxed upon distribution. The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from a Coverdell IRA that are not used for qualified educational purposes. Investors whose income exceeds certain limits are ineligible to contribute to a Coverdell IRA.

     SIMPLIFIED EMPLOYEE PENSION PLAN. A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is established through execution of Form 5305-SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

     SIMPLE IRA. An IRA may also be used in connection with a SIMPLE Plan established by the investor's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below. In addition, the employer will contribute certain amounts to the investor's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with not more than 100 employees; (2) contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.

     Under current IRS regulations, IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

PRICING OF SHARES

     The Fund's shares are offered to the public at their net asset value (next computed after receipt of an order in proper form by a dealer, the Distributor or U.S. Bancorp).

     The net asset value per share of the Fund is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the Fund is open for business, usually the same days that the New York Stock Exchange ("NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the Fund is open for business, prior to the time when the Fund's net asset value is determined, will be valued as of the close of trading on that day. Applications for purchase of shares and requests for redemption of shares received after the time when the Fund's net asset value is determined will be valued as of the close of trading on the next day the NYSE is open. There may, however, be circumstances where the Trust or its service providers enter into agreements with third parties, under which purchase or redemption requests received by the third party by the time the Fund's net asset value is determined will be valued as of the close of business on that day. The net asset value per share of the Fund is calculated by taking the fair value of the total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.


     In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks, other equity-type securities, and securities sold short are valued at the last sales price on the national securities exchange on which such securities are primarily traded, except Nasdaq National Market(R) and Small CapSM exchanges ("Nasdaq"). Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price ("NOCP"). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the current bid and asked price will be used. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available or are unreliable are valued at fair value using fair value pricing procedures adopted by the Board of Trustees. In addition, if a significant event, which materially affects the value of a security, occurs after the last available sale price of the security, but before the Fund calculates its NAV, the Fund will use fair value pricing procedures to determine the value of the security.


                         ANTI-MONEY LAUNDERING PROGRAM
                         -----------------------------

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA
PATRIOT Act").   In order to ensure compliance with this law, the Trust's
Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing employee training program and an independent audit function to review the Program from time to time.

     Procedures to implement the Program include, but are not limited to, delegating responsibilities to the Fund's service providers who sell and process purchases of Fund shares and these service providers, in turn, report suspicious and/or fraudulent activity, check shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and engage in a complete and thorough review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                                     TAXES
                                     -----

     The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their federal, state and local, or foreign tax liabilities.

     The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

                   TAXATION OF THE FUND AND ITS SHAREHOLDERS
                   -----------------------------------------

DISTRIBUTIONS OF NET INVESTMENT INCOME

     The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you as ordinary income.

     Qualified dividends earned on the following income sources will be subject to tax at long-term capital gain rates for individuals:

       o  dividends paid by domestic corporations, and
       o  dividends paid by qualified foreign corporations, including:
          - corporations incorporated in a possession of the U.S.;
          - corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and
          - corporations whose stock is readily tradable on an established securities market in the United States.

     Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 120-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares. Note that a proposed technical corrections bill not enacted as of the date hereof changes this 120 days measurement period to 121 days.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

DISTRIBUTIONS OF CAPITAL GAINS

     The Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gain, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INVESTMENT IN FOREIGN SECURITIES

     The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

     The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

     The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's available earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

     To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:


       o  98% of its taxable ordinary income earned during the calendar year;
       o 98% of its capital gain net income earned during the twelve month period ending October 31; and
       o 100% of any undistributed amounts of these categories of income or gain from the prior year.


The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTIONS OF FUND SHARES

     Redemptions of Fund shares (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares the IRS requires you to report any gain or loss on your redemption. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

     Any loss incurred on the redemption of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

     All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES

     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

     If you are a corporate shareholder, a percentage of the dividends paid by the Fund for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

INVESTMENT IN COMPLEX SECURITIES

     The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gains or losses recognized by the Fund are treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.



                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                 ---------------------------------------------


     KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois 60601, the Fund's independent accountants, audit and report on the Fund's annual financial statements.


                                PERFORMANCE DATA
                                ----------------


     The performance of the Fund may be compared in publications: to the performance of various indices and investments for which reliable data is available, or to averages, performance rankings or other information prepared by recognized mutual fund statistical services. The Fund's Annual Report contains additional performance information and is available, without charge, upon request at the address, toll-free telephone number or website noted on the cover.


                              FINANCIAL STATEMENTS
                              --------------------



     [to be updated with 485(b) filing] [The following audited financial statements of the Fund are incorporated herein by reference to the Fund's Annual Report for the year ended September 30, 2003 as filed with the Securities and Exchange Commission on December 8, 2003.

     A.   Schedule of Investments as of September 30, 2003.
     B.   Statement of Assets and Liabilities as of September 30, 2003.
     C.   Statement of Operations for the year ended September 30, 2003.
     D. Statement of Changes in Net Assets for the periods ended September 30, 2002 and 2003.
     E. Financial Highlights for the years ended September 30, 1999, 2000, 2001, 2002 and 2003.
     F.   Notes to Financial Statements.
     G.   Report of Independent Auditors dated November 19, 2003.]



                                                                      APPENDIX A

1.  OPERATIONAL ITEMS
   ------------------

ADJOURN MEETING
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME
Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS
Vote FOR proposals to ratify auditors, unless any of the following apply:
o An auditor has a financial interest in or association with the company, and is therefore not independent
o    Fees for non-audit services are excessive, or
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services. Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS
Vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS
   ------------------

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse
o    Implement or renew a dead-hand or modified dead-hand poison pill
o Ignore a shareholder proposal that is approved by a majority of the shares outstanding
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o Failed to act on takeover offers where the majority of the shareholders tendered their shares
o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE
Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
o    Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS
Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause. Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:
o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties
o    Majority of independent directors on board
o    All-independent key committees
o    Committee chairpersons nominated by the independent directors
o    CEO performance reviewed annually by a committee of outside directors
o    Established governance guidelines
o    Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. PROXY CONTESTS
   --------------

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:
o Long-term financial performance of the target company relative to its industry; management's track record
o    Background to the proxy contest
o    Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4. ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES
   ------------------------------------------------

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5.  MERGERS AND CORPORATE RESTRUCTURINGS
    ------------------------------------

APPRAISAL RIGHTS
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o    Purchase price
o    Fairness opinion
o    Financial and strategic benefits
o    How the deal was negotiated
o    Conflicts of interest
o    Other alternatives for the business
o    Noncompletion risk.

ASSET SALES
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
o    Impact on the balance sheet/working capital
o    Potential elimination of diseconomies
o    Anticipated financial and operating benefits
o    Anticipated use of funds
o    Value received for the asset
o    Fairness opinion
o    How the deal was negotiated
o    Conflicts of interest.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
o    Dilution to existing shareholders' position
o    Terms of the offer
o    Financial issues
o    Management's efforts to pursue other alternatives
o    Control issues
o    Conflicts of interest.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o    The reasons for the change
o    Any financial or tax benefits
o    Regulatory benefits
o    Increases in capital structure
o    Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
o    Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o Prospects of the combined company, anticipated financial and operating benefits
o    Offer price
o    Fairness opinion
o    How the deal was negotiated
o    Changes in corporate governance
o    Change in the capital structure
o    Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES
Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
o    Tax and regulatory advantages
o    Planned use of the sale proceeds
o    Valuation of spinoff
o    Fairness opinion
o    Benefits to the parent company
o    Conflicts of interest
o    Managerial incentives
o    Corporate governance changes
o    Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6.  STATE OF INCORPORATION
    ----------------------

CONTROL SHARE ACQUISITION PROVISIONS
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS
Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS
Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS
Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL
Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS
Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTI-TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7.CAPITAL STRUCTURE
  -----------------

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
o It is intended for financing purposes with minimal or no dilution to current shareholders
o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.  EXECUTIVE AND DIRECTOR COMPENSATION
    -----------------------------------

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:
o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
o    Cash compensation, and
o    Categorization of the company as emerging, growth, or mature.
These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS
Vote AGAINST retirement plans for nonemployee directors. Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o    Historic trading patterns
o    Rationale for the repricing
o    Value-for-value exchange
o    Option vesting
o    Term of the option
o    Exercise price
o    Participation.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o    Purchase price is at least 85 percent of fair market value
o    Offering period is 27 months or less, and
o    Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
o    Purchase price is less than 85 percent of fair market value, or
o    Offering period is greater than 27 months, or
o    VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS
Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS
Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:
o    Whether the proposal mandates that all awards be performance-based
o Whether the proposal extends beyond executive awards to those of lower-ranking employees
o Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES
Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:
o The parachute should be less attractive than an ongoing employment opportunity with the firm
o    The triggering mechanism should be beyond the control of management
o The amount should not exceed three times base salary plus guaranteed benefits

9.  SOCIAL AND ENVIRONMENTAL ISSUES
    --------------------------------

ANIMAL RIGHTS
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
o The availability and feasibility of alternatives to animal testing to ensure product safety, and
o    The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
o The company has already published a set of animal welfare standards and monitors compliance
o The company's standards are comparable to or better than those of peer firms, and
o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
o    Whether the proposal focuses on a specific drug and region
o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
o    Whether the company already limits price increases of its products
o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
o    The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS
Vote case-by-case on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:
o    The costs and feasibility of labeling and/or phasing out
o The nature of the company's business and the proportion of it affected by the proposal
o The proportion of company sales in markets requiring labeling or GMO-free products
o    The extent that peer companies label or have eliminated GMOs
o Competitive benefits, such as expected increases in consumer demand for the company's products
o The risks of misleading consumers without federally mandated, standardized labeling
o    Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs. Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote case-by-case on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:
o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
o    The extent that peer companies have eliminated GMOs
o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products
o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs
o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
o Whether the company has adequately disclosed the financial risks of its subprime business
o Whether the company has been subject to violations of lending laws or serious lending controversies
o    Peer companies' policies to prevent abusive lending practices.

TOBACCO
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:
o    Whether the company complies with all local ordinances and regulations
o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
o    The risk of any health-related liabilities.

Advertising to youth:
o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
o    Whether the company has gone as far as peers in restricting advertising
o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
o    Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:
o    The percentage of the company's business affected
o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:
o    The percentage of the company's business affected
o    The feasibility of a spinoff
o    Potential future liabilities related to the company's tobacco business.

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ARCTIC NATIONAL WILDLIFE REFUGE
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
o    Whether there are publicly available environmental impact reports;
o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o    The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
o Environmentally conscious practices of peer companies, including endorsement of CERES
o    Costs of membership and implementation.

ENVIRONMENTAL REPORTS
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o    The company's level of disclosure lags that of its competitors, or
o The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
o    The nature of the company's business and the percentage affected
o    The extent that peer companies are recycling
o    The timetable prescribed by the proposal
o    The costs and methods of implementation
o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:
o    The nature of the company's business and the percentage affected
o The extent that peer companies are switching from fossil fuels to cleaner sources
o    The timetable and specific action prescribed by the proposal
o    The costs of implementation
o    The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
o    The relevance of the issue to be linked to pay
o The degree that social performance is already included in the company's pay structure and disclosed
o    The degree that social performance is used by peer companies in setting pay
o Violations or complaints filed against the company relating to the particular social performance measure
o Artificial limits sought by the proposal, such as freezing or capping executive pay
o    Independence of the compensation committee
o    Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
o The company is in compliance with laws governing corporate political activities, and
o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

CHINA PRINCIPLES
Vote AGAINST proposals to implement the China Principles unless:
o There are serious controversies surrounding the company's China operations, and
o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
o    The nature and amount of company business in that country
o    The company's workplace code of conduct
o    Proprietary and confidential information involved
o    Company compliance with U.S. regulations on investing in the country
o    Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS
Vote case-by-case on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
o    Agreements with foreign suppliers to meet certain workplace standards
o    Whether company and vendor facilities are monitored and how
o    Company participation in fair labor organizations
o    Type of business
o    Proportion of business conducted overseas
o    Countries of operation with known human rights abuses
o Whether the company has been recently involved in significant labor and human rights controversies or violations
o    Peer company standards and practices
o    Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
o The company does not operate in countries with significant human rights violations
o    The company has no recent human rights controversies or violations, or
o The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:
o    Company compliance with or violations of the Fair Employment Act of 1989
o Company antidiscrimination policies that already exceed the legal requirements
o    The cost and feasibility of adopting all nine principles
o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
o    The potential for charges of reverse discrimination
o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
o    The level of the company's investment in Northern Ireland
o    The number of company employees in Northern Ireland
o    The degree that industry peers have adopted the MacBride Principles
o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

FOREIGN MILITARY SALES/OFFSETS
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
o    Whether the company has in the past manufactured landmine components
o    Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
o    What weapons classifications the proponent views as cluster bombs
o Whether the company currently or in the past has manufactured cluster bombs or their components
o    The percentage of revenue derived from cluster bomb manufacture
o    Whether the company's peers have renounced future production

NUCLEAR WEAPONS
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION
Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:
o    The information is already publicly available or
o    The disclosures sought could compromise proprietary information.

BOARD DIVERSITY
Generally vote FOR reports on the company's efforts to diversify the board, unless:
o The board composition is reasonably inclusive in relation to companies of similar size and business or
o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
o    The degree of board diversity
o    Comparison with peer companies
o    Established process for improving board diversity
o    Existence of independent nominating committee
o    Use of outside search firm
o    History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)
Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:
o    The company has well-documented equal opportunity programs
o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING
Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
o    The composition of senior management and the board is fairly inclusive
o The company has well-documented programs addressing diversity initiatives and leadership development
o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION
Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:
o Whether the company's EEO policy is already in compliance with federal, state and local laws
o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees
o    The industry norm for including sexual orientation in EEO statements
o Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10.  MUTUAL FUND PROXIES
     -------------------

ELECTION OF DIRECTORS
Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:
o    Board structure
o    Director independence and qualifications
o    Attendance at board and committee meetings.

Votes should be withheld from directors who:
o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o Ignore a shareholder proposal that is approved by a majority of shares outstanding
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o    Are interested directors and sit on the audit or nominating committee, or
o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
o    Past performance as a closed-end fund
o    Market in which the fund invests
o    Measures taken by the board to address the discount
o    Past shareholder activism, board activity
o    Votes on related proposals.

PROXY CONTESTS
Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:
o Past performance relative to its peers
o Market in which fund invests
o Measures taken by the board to address the issues
o Past shareholder activism, board activity, and votes on related proposals
o Strategy of the incumbents versus the dissidents
o Independence of directors
o Experience and skills of director candidates
o Governance profile of the company
o Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
o    Proposed and current fee schedules
o    Fund category/investment objective
o    Performance benchmarks
o    Share price performance compared to peers
o    Resulting fees relative to peers
o    Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:
o    Stated specific financing purpose
o    Possible dilution for common shares
o    Whether the shares can be used for antitakeover purposes.

POLICIES UNDER THE INVESTMENT COMPANY ACT OF 1940
Votes on policies adopted pursuant to the Investment Company Act of 1940 should be determined on a CASE-BY-CASE basis, considering the following factors:
o    Potential competitiveness
o    Regulatory developments
o    Current and potential returns
o    Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NON-FUNDAMENTAL RESTRICTION
Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
o    The fund's target investments
o    The reasons given by the fund for the change
o    The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NON-FUNDAMENTAL
Vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.

NAME CHANGE PROPOSALS
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:
o    Political/economic changes in the target market
o    Consolidation in the target market
o    Current asset composition

CHANGE IN FUND'S SUB-CLASSIFICATION
Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors:
o    Potential competitiveness
o    Current and potential returns
o    Risk of concentration
o    Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o    Strategies employed to salvage the company
o    The fund's past performance
o    Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
o    The degree of change implied by the proposal
o    The efficiencies that could result
o    The state of incorporation
o    Regulatory standards and implications.

Vote AGAINST any of the following changes:
o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
o Removal of shareholder approval requirement for amendments to the new declaration of trust
o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
o Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE
Vote re-incorporations on a CASE-BY-CASE basis, considering the following factors:
o    Regulations of both states
o    Required fundamental policies of both states
o    Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL
Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o    Fees charged to comparably sized funds with similar objectives
o    The proposed distributor's reputation and past performance
o    The competitiveness of the fund in the industry
o    Terms of the agreement.

MASTER-FEEDER STRUCTURE
Vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
o    Resulting fee structure
o    Performance of both funds
o    Continuity of management personnel
o    Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
o    Performance of the fund's NAV
o    The fund's history of shareholder relations
o    The performance of other funds under the advisor's management.


                                     PART C

                               OTHER INFORMATION

ITEM 22.  EXHIBITS
------------------

(a.1)      Certificate of Trust dated July 31, 1996 (1)

(a.2)      Trust Instrument dated July 31, 1996 (1)

(b)        Registrant's By-Laws (2)

(c)       Instruments Defining Rights of Security Holders

           See Article IV, "Series; Classes; Shares", Article VI,
           "Shareholders' Voting Powers and Meetings" and Article IX, "Limitation of Liability and Indemnification" of the Registrant's Trust Instrument

           See also, Article V, "Meetings of Stockholders," of the Registrant's By-Laws

(d) Investment Advisory Agreement with Gould Investment Partners, LLC dated March 31, 2004 is filed herewith as Exhibit No. EX-99.d

(e.1) Distribution Agreement with Constellation Investment Distribution Company dated March 31, 2004 is filed herewith as Exhibit No. EX-99.e.1

(e.2)      Form of Dealer Agreement is filed herewith as Exhibit No. EX-99.e.2

(f)        None

(g.1) Custodian Agreement with U.S. Bank, N.A. (formerly, Firstar Bank, N.A., Firstar Bank Milwaukee, N.A. and Firstar Trust Company) dated November 18, 1996 (6)

(g.2) Amendment to Custodian Agreement (changing name to Firstar Bank Milwaukee, N.A.) dated September 30, 1998 (6)

(g.3) Amendment to Custodian Agreement (changing name to U.S. Bank, N.A.) dated January 1, 2002 (6)

(h.1) Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC and Firstar Trust Company) dated November 18, 1996 (6)

(h.1.i) Amendment to Transfer Agent Agreement (changing name to Firstar Mutual Fund Services, LLC) dated November 18, 1998 (6)

(h.1.ii) Amendment to Transfer Agent Agreement with (changing name to U.S. Bancorp Fund Services, LLC) dated January 1, 2002 (6)

(h.1.iii)  Amendment to Transfer Agent Agreement with U.S. Bancorp Fund
           Services, LLC (formerly, Firstar Mutual Fund Services, LLC and Firstar Trust Company) dated February 28, 2002 (6)

(h.1.iv) Amendment to Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC and Firstar Trust Company) dated July 24, 2002 (6)

(h.2) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC and Firstar Trust Company) dated November 18, 1996 (6)

(h.2.i) Amendment to Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC and Firstar Trust Company) dated May 7, 1997 (6)

(h.2.ii) Amendment to Fund Administration Servicing Agreement (changing name to Firstar Mutual Fund Services, LLC) dated November 18, 1998 (6)

(h.2.iii)  Amendment to Fund Administration Servicing Agreement with U.S.
           Bancorp Fund Services, LLC (changing name to U.S. Bancorp Fund Services, LLC) dated January 1, 2002 (6)

(h.3) Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC and Firstar Trust Company) dated November 18, 1996 (6)

(h.3.i) Amendment to Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC (changing name to Firstar Mutual Fund Services,
           LLC) dated November 18, 1998 (6)

(h.3.ii) Amendment to Fund Accounting Servicing Agreement (changing name to U.S. Bancorp Fund Services, LLC) dated January 1, 2002 (6)

(i)        Opinion of Counsel (5)

(j)        To be filed with 485(b).

(k)        None

(l.1)      Subscription Agreement with Charles S. Cruice (2)

(l.2)      Subscription Agreement with Richard H. Gould (2)

(l.3)      Subscription Agreement with Jeffrey Rugen (2)

(l.4)      Subscription Agreement with Molly Lewis (2)

(m)        Not applicable.

(n)        Not applicable.

(o)        Not applicable.

(p.1)      Code of Ethics (3)

(p.2) Code of Ethics for Gould Investment Partners LLC is filed herewith as Exhibit No. EX-99.p.2

(p.3) Code of Ethics for Constellation Investment Distribution Co., Inc. dated March 1, 2004 is filed herewith as Exhibit No. EX-99.p.3

(q) Powers of Attorney for Trustees and Officers is filed herewith as Exhibit No. EX-99.q

(1) Incorporated by reference to Registrant's Initial Registration Statement on Form N-1A as filed with the U.S. Securities and Exchange Commission ("Commission") on August 1, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 1/1 to Registrant's Registration Statement on Form N-1A as filed with the Commission on October 25, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6/7 to Registrant's Registration Statement on Form N-1A as filed with the Commission on November 29, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 7/8 to Registrant's Registration Statement on Form N-1A as filed with the Commission on January 29, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 8/9 to Registrant's Registration Statement on Form N-1A as filed with the Commission on January 28, 2002.

(6) Incorporated by reference to Post-Effective Amendment No. 10/11 to Registrant's Registration Statement on Form N-1A as filed with the Commission on January 28, 2004.

ITEM 23.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-----------------------------------------------------------------------

Registrant neither controls any person nor is under common control with any other person.

ITEM 24.  INDEMNIFICATION
-------------------------

Section 9.2 of The Rockland Funds Trust Instrument provides:

9.2  Indemnification.
     ---------------

(a)  Subject to the exceptions and limitations contained in subsections (b) and
     (c) below:

     (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

     (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

     (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

     (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (A) by the court or other body approving the settlement; (B) by the vote of at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial- type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-Laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

ITEM 25.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
--------------------------------------------------------------

Gould Investment Partners LLC is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Information regarding the business, profession, vocation or employment of a substantial nature of each of Gould Investment Partners LLC's directors and officers is hereby incorporated by referenced to the information contained under "TRUSTEES AND OFFICERS OF THE TRUST" in the SAI and to Gould Investment Partners LLC's Form ADV, as filed with the Securities and Exchange Commission (registration number 801-62700).

ITEM 26.  PRINCIPAL UNDERWRITERS
--------------------------------

(a) Constellation Investment Distribution Co., Inc. is the Registrant's principal underwriter. Constellation Investment Distribution Co., Inc. is also the underwriter for the following Registrants:

Constellation TIP Healthcare and Biotechnology Fund
Constellation TIP Small Cap Value Opportunities Fund
Constellation TIP Financial Services Fund
Constellation TIP Tax Managed U.S. Equity Fund
Constellation Clover Large Cap Value Fund
Constellation Clover Core Value Fund
Constellation Clover Small Cap Value Fund
Constellation Clover Core Fixed Income Fund
Constellation CIP Ultra Short Duration Fixed Income Fund
Constellation CIP Short Duration Fixed Income Fund
Constellation CIP High Yield Fund
Constellation Strategic Value and High Income Fund
Constellation HLAM Large Cap Quality Growth Fund
Constellation HLAM Large Cap Value Fund
Constellation Pitcairn Diversified Growth Fund
Constellation Pitcairn Diversified Value Fund
Constellation Pitcairn Family Heritage Fund
Constellation International Equity Fund
Constellation Sands Capital Select Growth Fund
Constellation Pitcairn Select Value Fund
Constellation Pitcairn Small Cap Fund
Constellation Pitcairn Tax-Exempt Bond Fund
Constellation Pitcairn Taxable Bond Fund
CIP TIP Mid Cap Core
CIP Sands Institutional Growth
Clover Cap Institutional Small Cap Value
Clover Cap Institutional Fixed Income
Clover Cap Institutional Income Plus
Rockland Small Cap Fund
Satuit Micro Cap Fund
Chartwell Funds

(b) The tables below set forth certain information as to the Distributor's Directors, Officers, Partners and Control Persons: The following is a list of the individuals who hold positions with Constellation Investment Distribution Co., Inc.

                                                                POSITIONS AND
                                       POSITIONS AND OFFICES     OFFICES WITH
     NAME AND BUSINESS ADDRESS           WITH UNDERWRITER       THE REGISTRANT
     -------------------------           ----------------       --------------
Constellation Investment            Sole Shareholder/Parent       N/A
Management Co., L.P.

John Henry Grady Jr.                President                     Member

Francis Joseph McAleer Jr.          Sr. Vice President,           N/A
                                    Distribution

Antoinette Cornelia Robbins Esq.    Chief Compliance              N/A
                                    Officer and Secretary

Hans David Specht                   Financial and Operations      N/A
                                    Principal (FINOP)

(c)  Not Applicable.

ITEM 27.  LOCATION OF ACCOUNTS AND RECORDS
------------------------------------------

All accounts, books or other documents required to be maintained by section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Gould Investment Partners LLC, Registrant's investment adviser, at Registrant's corporate offices, except records held and maintained by U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, 45202, relating to its function as custodian, and U.S. Bancorp Fund Services, LLC, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as transfer agent, fund accountant and administrator.

ITEM 28.  MANAGEMENT SERVICES
-----------------------------

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 29.  UNDERTAKINGS.
-----------------------

(a) Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees. The Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

(b) Registrant undertakes to furnish each person to whom a prospectus or statement of additional information is delivered with a copy of the Registrant's latest annual report to shareholders, without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Rockland, and State of Delaware, on the 29th day of November, 2004.

                              THE ROCKLAND FUNDS TRUST

                              By: /s/ Richard H. Gould
                                  ---------------------
                                  Richard H. Gould
                                  President

          Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                     Title                      Date
     ---------                     -----                      -----

/s/ Richard H. Gould               President, Treasurer       November 29, 2004
-------------------------          and Trustee
Richard H. Gould

/s/ R. Peter Zimmermann            Trustee                    November 29, 2004
-------------------------
R. Peter Zimmermann*<F12>

/s/ Dr. Peter Utsinger             Trustee                    November 29, 2004
-------------------------
Dr. Peter Utsinger*<F12>

/s/ Edwin W. Moats, Jr.            Trustee                    November 29, 2004
-------------------------
Edwin W. Moats, Jr.*<F12>

/s/ George Keeley                  Trustee                    November 29, 2004
-------------------------
George Keeley*<F12>

  *<F12> By:  /s/ Richard H. Gould
              ----------------------------------
              Richard H. Gould, Attorney-in-Fact
              Pursuant to Powers of Attorney

                                 EXHIBIT INDEX

  EXHIBIT NO.                               EXHIBIT
  -----------                               -------

EX-99.a.1        Certificate of Trust dated July 31, 1996 (previously filed as
                 Exhibit 1.1 to the Registrant's Initial Registration
                 Statement on Form N-1A as filed with the Commission on August
                 1, 1996 (Reg. Nos. 811-7743 and 333-9355))

EX-99.a.2        Trust Instrument dated July 31, 1996 (previously filed as
                 Exhibit 1.2 to the Registrant's Initial Registration
                 Statement on Form N-1A as filed with the Commission on August
                 1, 1996 (Reg. Nos. 811-7743 and 333-9355))

EX-99.b Registrant's By-Laws (previously filed as Exhibit 2 to Pre-Effective Amendment No. 1/1 to Registrant's Registration Statement on Form N-1A as filed with the Commission on October 25, 1996 (Reg. Nos. 811-7743 and 333-9355))

EX-99.d Investment Advisory Agreement with Gould Investment Partners, LLC dated March 31, 2004 is filed herewith

EX-99.e.1        Distribution Agreement with Constellation Investment
                 Distribution Company dated March 31, 2004 is filed herewith

EX-99.e.2        Form of Dealer Agreement is filed herewith

EX-99.g.1        Custodian Agreement with U.S. Bank, N.A. (formerly, Firstar
                 Bank, N.A., Firstar Bank Milwaukee, N.A. and Firstar Trust
                 Company) dated November 18, 1996 (previously filed as Exhibit
                 Ex-99.g.1 to Post-Effective Amendment No. 10/11 to
                 Registrant's Registration Statement on Form N-1A as filed with the Commission on January 28, 2004 (Reg. Nos. 811-7743 and 333-9355))

EX-99.g.2        Amendment to Custodian Agreement (changing name to Firstar
                 Bank Milwaukee, N.A.) dated September 30, 1998 (previously filed as Exhibit Ex-99.g.2 to Post-Effective Amendment No.
                 10/11 to Registrant's Registration Statement on Form N-1A as filed with the Commission on January 28, 2004 (Reg. Nos.
                 811-7743 and 333-9355))

EX-99.g.3        Amendment to Custodian Agreement dated January 1, 2002
                 (previously filed as Exhibit Ex-99.g.3 to Post-Effective
                 Amendment No. 10/11 to Registrant's Registration Statement on
                 Form N-1A as filed with the Commission on January 28, 2004
                 (Reg. Nos. 811-7743 and 333-9355))

EX-99.h.1        Transfer Agency Agreement with U.S. Bancorp Fund Services,
                 LLC (formerly, Firstar Mutual Fund Services, LLC and Firstar
                 Trust Company) dated November 18, 1996 (previously filed as
                 Exhibit Ex-99.h.1 to Post-Effective Amendment No. 10/11 to
                 Registrant's Registration Statement on Form N-1A as filed with the Commission on January 28, 2004 (Reg. Nos. 811-7743 and 333-9355))

EX-99.h.1.i      Amendment to Transfer Agency Agreement (changing name to
                 Firstar Mutual Fund Services, LLC) dated November 18, 1998
                 (previously filed as Exhibit Ex-99.h.1.i to Post-Effective
                 Amendment No. 10/11 to Registrant's Registration Statement on
                 Form N-1A as filed with the Commission on January 28, 2004
                 (Reg. Nos. 811-7743 and 333-9355))

EX-99.h.1.ii     Amendment to Transfer Agency (changing name to U.S. Bancorp
                 Fund Services, LLC) dated January 1, 2002 (previously filed as Exhibit Ex-99.h.1.ii to Post-Effective Amendment No. 10/11 to Registrant's Registration Statement on Form N-1A as filed with the Commission on January 28, 2004 (Reg. Nos. 811-7743 and 333-9355))

EX-99.h.1.iii    Amendment to Transfer Agency Agreement with U.S. Bancorp Fund
                 Services, LLC (formerly, Firstar Mutual Fund Services, LLC and Firstar Trust Company) dated February 28, 2002
                 (previously filed as Exhibit Ex-99.h.1.iii to Post-Effective
                 Amendment No. 10/11 to Registrant's Registration Statement on
                 Form N-1A as filed with the Commission on January 28, 2004
                 (Reg. Nos. 811-7743 and 333-9355))

EX-99.h.1.iv     Amendment to Transfer Agency Agreement with U.S. Bancorp Fund
                 Services, LLC (formerly, Firstar Mutual Fund Services, LLC and Firstar Trust Company) dated July 24, 2002 (previously filed as Exhibit Ex-99.h.1.iv to Post-Effective Amendment No.
                 10/11 to Registrant's Registration Statement on Form N-1A as filed with the Commission on January 28, 2004 (Reg. Nos. 811-
                 7743 and 333-9355))

EX-99.h.2        Fund Administration Servicing Agreement with U.S. Bancorp
                 Fund Services, LLC (formerly, Firstar Mutual Fund Services,
                 LLC and Firstar Trust Company) dated November 18, 1996
                 (previously filed as Exhibit Ex-99.h.2 to Post-Effective
                 Amendment No. 10/11 to Registrant's Registration Statement on
                 Form N-1A as filed with the Commission on January 28, 2004
                 (Reg. Nos. 811-7743 and 333-9355))

EX-99.h.2.i      Amendment to Fund Administration Servicing Agreement with
                 U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual
                 Fund Services, LLC and Firstar Trust Company) dated May 7,
                 1997 (previously filed as Exhibit Ex-99.h.2.i to Post-
                 Effective Amendment No. 10/11 to Registrant's Registration
                 Statement on Form N-1A as filed with the Commission on January 28, 2004 (Reg. Nos. 811-7743 and 333-9355))

EX-99.h.2.ii     Amendment to Fund Administration Servicing Agreement
                 (changing name to Firstar Mutual Fund Services, LLC) dated
                 November 18, 1998 (previously filed as Exhibit Ex-99.h.2.ii to Post-Effective Amendment No. 10/11 to Registrant's
                 Registration Statement on Form N-1A as filed with the Commission on January 28, 2004 (Reg. Nos. 811-7743 and
                 333-9355))

EX-99.h.2.iii    Amendment to Transfer Agency Agreement (changing name to U.S.
                 Bancorp Fund Services, LLC) dated January 1, 2002 (previously filed as Exhibit Ex-99.h.2.iii to Post-Effective Amendment
                 No. 10/11 to Registrant's Registration Statement on Form N-1A as filed with the Commission on January 28, 2004 (Reg. Nos.
                 811-7743 and 333-9355))

EX-99.h.3        Fund Accounting Servicing Agreement with U.S. Bancorp Fund
                 Services, LLC (formerly, Firstar Mutual Fund Services, LLC and Firstar Trust Company) dated November 18, 1996
                 (previously filed as Exhibit Ex-99.h.3 to Post-Effective
                 Amendment No. 10/11 to Registrant's Registration Statement on
                 Form N-1A as filed with the Commission on January 28, 2004
                 (Reg. Nos. 811-7743 and 333-9355))

EX-99.h.3.i      Amendment to Fund Accounting Servicing (changing name to
                 Firstar Mutual Fund Services, LLC) dated November 18, 1998
                 (previously filed as Exhibit Ex-99.h.3.1 to Post-Effective
                 Amendment No. 10/11 to Registrant's Registration Statement on
                 Form N-1A as filed with the Commission on January 28, 2004
                 (Reg. Nos. 811-7743 and 333-9355))

EX-99.h.3.ii     Amendment to Fund Accounting Servicing Agreement (formerly,
                 Firstar Mutual Fund Services, LLC and Firstar Trust Company) dated January 1, 2002 (previously filed as Exhibit
                 Ex-99.h.3.ii to Post-Effective Amendment No. 10/11 to
                 Registrant's Registration Statement on Form N-1A as filed with the Commission on January 28, 2004 (Reg. Nos. 811-7743 and 333-9355))

EX-99.i Opinion of Counsel (previously filed as Exhibit Ex-99.i to Post-Effective Amendment No. 8/9 to Registrant's Registration Statement on Form N-1A as filed with the Commission on January 28, 2002 (Reg. Nos. 811-7743 and 333-9355))

EX-99.j          Auditor's Consent to be filed with 485(b)

EX-99.l.1        Subscription Agreement with Charles S. Cruice (previously
                 filed as Exhibit 13.1 to Pre-Effective Amendment No. 1/1 to
                 Registrant's Registration Statement on Form N-1A as filed with the Commission on October 25, 1996 (Reg. Nos. 811-7743 and 333-9355))

EX-99.l.2        Subscription Agreement with Richard H. Gould (previously
                 filed as Exhibit 13.2 to Pre-Effective Amendment No. 1/1 to
                 Registrant's Registration Statement on Form N-1A as filed with the Commission on October 25, 1996 (Reg. Nos. 811-7743 and 333-9355))

EX-99.l.3        Subscription Agreement with Jeffrey Rugen (previously filed as Exhibit 13.3 to Pre-Effective Amendment No. 1/1 to
                 Registrant's Registration Statement on Form N-1A as filed with the Commission on October 25, 1996 (Reg. Nos. 811-7743 and 333-9355))

EX-99.l.4        Subscription Agreement with Molly Lewis (previously filed as
                 Exhibit 13.4 to Pre-Effective Amendment No. 1/1 to
                 Registrant's Registration Statement on Form N-1A as filed with the Commission on October 25, 1996 (Reg. Nos. 811-7743 and 333-9355))

EX-99.p.1        Joint Code of Ethics of Registrant and Investment Advisor
                 (previously filed as Exhibit p to Post-Effective Amendment
                 No. 6/7 to Registrant's Registration Statement on Form N-1A as filed with the Commission on November 29, 2000 (Reg. Nos.
                 811-7743 and 333-9355))

EX-99.p.2        Code of Ethics for Gould Investment Partners LLC is filed
                 herewith

EX-99.p.3        Code of Ethics for Constellation Investment Distribution Co.,
                 Inc. dated March 1, 2004 is filed herewith

EX-99.q Powers of Attorney for Trustees and Officers is filed herewith